Schedule of Investments (unaudited)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
BAE Systems PLC	296,395	$ 5,300,008
Curtiss-Wright Corp.	5,048	1,623,740
Dassault Aviation SA	176	45,086
Kongsberg Gruppen ASA	1,928	234,549
Northrop Grumman Corp.	14,791	6,829,596
Rolls-Royce Holdings PLC(a)	18,115	171,013
RTX Corp.	2,301	306,010
		14,510,002
Air Freight & Logistics — 0.0%
CJ Logistics Corp.	8,478	544,218
Hyundai Glovis Co. Ltd.	946	84,403
		628,621
Automobile Components — 0.4%
BorgWarner, Inc.	164,062	4,884,126
Hanon Systems(a)	57,692	175,551
HL Mando Co. Ltd.(a)	330	10,023
Lear Corp.	6,019	565,726
Valeo SE	5,614	59,018
		5,694,444
Automobiles — 0.7%
BYD Co. Ltd., Class A	60,200	3,002,575
BYD Co. Ltd., Class H	4,500	215,643
Geely Automobile Holdings Ltd.	562,000	1,270,710
Tesla, Inc.(a)	23,930	7,011,012
Toyota Motor Corp.	4,200	76,190
		11,576,130
Banks — 4.1%
Banco Bilbao Vizcaya Argentaria SA	21,366	283,229
Banco Santander SA	116,054	744,969
Bancolombia SA	6,422	72,169
Bank Central Asia Tbk PT	1,821,400	928,178
Bank Hapoalim BM	12,838	175,190
Bank Mandiri Persero Tbk PT	294,800	82,538
Bank Negara Indonesia Persero Tbk PT	213,300	52,078
Bank of America Corp.	239,263	11,030,024
Bank Polska Kasa Opieki SA	7,863	332,549
Bank Rakyat Indonesia Persero Tbk PT	2,999,400	614,852
BNP Paribas SA	87,534	6,633,530
Citigroup, Inc.	66,290	5,299,885
Commonwealth Bank of Australia	435	42,624
Credit Agricole SA	119,977	2,000,347
CTBC Financial Holding Co. Ltd.	50,000	61,781
DBS Group Holdings Ltd.	174,300	5,952,777
E.Sun Financial Holding Co. Ltd.	155,545	137,218
First Financial Holding Co. Ltd.	39,253	32,910
Grupo Financiero Banorte SAB de CV, Class O	20,707	146,402
ING Groep NV	130,615	2,325,278
Intesa Sanpaolo SpA	337,752	1,664,423
JPMorgan Chase & Co.	20,512	5,428,501
KakaoBank Corp.	4,302	72,855
KB Financial Group, Inc.	4,247	227,847
Mediobanca Banca di Credito Finanziario SpA	9,372	167,063
Mitsubishi UFJ Financial Group, Inc.	172,200	2,195,315
Mizuho Financial Group, Inc.	228,000	6,406,895
NatWest Group PLC	81,049	491,155
Nordea Bank Abp	27,941	367,773
PNC Financial Services Group, Inc. (The)	41,725	8,007,862
Shanghai Commercial & Savings Bank Ltd. (The)	99	132
Standard Chartered PLC	42,815	689,334
Security	Shares	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.	102,300	$ 2,604,277
Svenska Handelsbanken AB, A Shares	77,130	968,865
Swedbank AB, A Shares	5,671	136,424
UniCredit SpA	770	40,618
United Overseas Bank Ltd.	14,700	416,431
		66,834,298
Beverages — 0.3%
Ambev SA	654,743	1,358,939
Budweiser Brewing Co. APAC Ltd.(b)	54,300	58,229
Coca-Cola Femsa SAB de CV	14,367	127,775
Wuliangye Yibin Co. Ltd., Class A	189,100	3,422,823
		4,967,766
Biotechnology — 0.9%
3SBio, Inc.(b)	483,500	455,627
AbbVie, Inc.	18,115	3,786,578
Alkermes PLC(a)	4,799	164,750
Amgen, Inc.	4,759	1,466,057
BeiGene Ltd.(a)	5,400	115,380
BioMarin Pharmaceutical, Inc.(a)	9,317	662,998
Blueprint Medicines Corp.(a)	3,363	324,765
CSL Ltd.	2,726	444,318
Genmab A/S(a)	2,804	631,937
Gilead Sciences, Inc.	18,709	2,138,626
Hugel, Inc.(a)	2,044	444,391
Incyte Corp.(a)	7,832	575,652
Innovent Biologics, Inc.(a)(b)	55,000	286,791
Medytox, Inc.	127	11,012
Natera, Inc.(a)	2,814	437,830
Neurocrine Biosciences, Inc.(a)	3,833	455,054
PharmaResearch Co. Ltd.(a)	250	49,887
Regeneron Pharmaceuticals, Inc.	613	428,327
Seegene, Inc.	2,268	38,232
Vertex Pharmaceuticals, Inc.(a)	1,972	946,146
Zai Lab Ltd.(a)	50,800	179,826
		14,044,184
Broadline Retail — 2.2%
Alibaba Group Holding Ltd.	277,200	4,583,417
Amazon.com, Inc.(a)	129,548	27,500,449
Coupang, Inc., Class A(a)	26,041	617,172
Etsy, Inc.(a)	18,033	923,109
J Front Retailing Co. Ltd.	38,200	499,696
JD.com, Inc., Class A	69,100	1,444,956
Magazine Luiza SA(a)	148,730	181,124
Rakuten Group, Inc.(a)	3,600	22,279
		35,772,202
Building Products — 0.4%
Assa Abloy AB, Class B	3,850	118,124
Belimo Holding AG, Registered Shares	85	57,561
Daikin Industries Ltd.	12,400	1,298,219
Johnson Controls International PLC	6,697	573,665
Trane Technologies PLC	14,554	5,147,750
		7,195,319
Capital Markets — 2.4%
Amundi SA(b)	984	70,694
B3 SA - Brasil Bolsa Balcao	615,760	1,091,868
Charles Schwab Corp. (The)	69,461	5,524,233
CME Group, Inc., Class A	4,099	1,040,203
Coinbase Global, Inc., Class A(a)	195	42,046
Daiwa Securities Group, Inc.	253,200	1,784,685
Goldman Sachs Group, Inc. (The)	348	216,557

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,200	$ 91,412
Huatai Securities Co. Ltd., Class A	1,292,900	3,108,675
IG Group Holdings PLC	2,965	35,666
IGM Financial, Inc.	8,797	277,211
Intercontinental Exchange, Inc.	3,365	582,919
Invesco Ltd.	46,514	808,879
Moody’s Corp.	11,654	5,872,917
Morgan Stanley	67,613	8,999,967
MSCI, Inc., Class A	936	552,717
Nomura Holdings, Inc.	41,700	271,674
S&P Global, Inc.	17,524	9,353,260
		39,725,583
Chemicals — 0.9%
Asahi Kasei Corp.	97,300	661,400
DSM-Firmenich AG	26,026	2,789,000
DuPont de Nemours, Inc.	55,478	4,536,436
Ecolab, Inc.	13,311	3,580,792
Givaudan SA, Registered Shares	31	139,705
Hyosung TNC Corp.	141	21,801
Johnson Matthey PLC	9,565	172,931
KCC Corp.	891	158,421
LG Chem Ltd.(a)	9,385	1,513,575
Orica Ltd.	2,998	30,756
Sumitomo Chemical Co. Ltd.	203,200	477,745
		14,082,562
Commercial Services & Supplies — 0.0%
Cintas Corp.	572	118,690
Waste Management, Inc.	2,439	567,750
		686,440
Communications Equipment — 0.5%
Accton Technology Corp.	9,000	180,147
Motorola Solutions, Inc.	10,336	4,550,114
Nokia Oyj	291,458	1,400,273
Sercomm Corp.	22,000	89,846
Telefonaktiebolaget LM Ericsson, B Shares	201,199	1,654,813
Wistron NeWeb Corp.	12,000	53,241
		7,928,434
Construction & Engineering — 0.9%
ACS Actividades de Construccion y Servicios SA	8,188	437,289
AECOM	33,246	3,326,262
Eiffage SA	11,794	1,184,702
EMCOR Group, Inc.	4,224	1,727,236
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	3,726	46,690
Hyundai Engineering & Construction Co. Ltd.	2,055	47,261
MasTec, Inc.(a)	13,927	1,818,727
Obayashi Corp.	80,200	1,086,543
Samsung E & A Co. Ltd.	2,266	25,453
Shimizu Corp.	13,500	124,483
Skanska AB, B Shares	11,189	265,481
Stantec, Inc.	34,967	2,979,113
Worley Ltd.	132,932	1,260,643
		14,329,883
Construction Materials — 0.0%
GCC SAB de CV	1,854	18,112
Consumer Finance — 0.6%
American Express Co.	30,081	9,053,178
Security	Shares	Value
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	9,146	$ 9,590,587
E-MART, Inc.	410	21,401
J Sainsbury PLC	14,559	47,476
Marks & Spencer Group PLC	68,433	307,143
Tesco PLC	858,541	4,116,727
Walmart, Inc.	86,586	8,538,246
		22,621,580
Containers & Packaging — 0.2%
Crown Holdings, Inc.	29,868	2,677,069
Diversified REITs — 0.0%
British Land Co. PLC (The)	11,827	53,813
Diversified Telecommunication Services — 0.8%
Deutsche Telekom AG, Registered Shares	207,613	7,492,194
Singapore Telecommunications Ltd.	21,000	52,970
Telefonica Brasil SA	49,398	404,319
Telkom Indonesia Persero Tbk PT	956,000	136,835
Verizon Communications, Inc.	95,792	4,128,635
		12,214,953
Electric Utilities — 0.3%
Edison International	15,823	861,404
Enel SpA	463,653	3,395,344
Energisa SA	10,182	65,976
NextEra Energy, Inc.	9,148	641,915
		4,964,639
Electrical Equipment — 1.2%
ABB Ltd., Registered Shares	143,576	7,739,297
Acuity Brands, Inc.	6,515	1,935,802
AMETEK, Inc.	8,586	1,625,330
Bizlink Holding, Inc.	47,000	831,219
CS Wind Corp.	6,986	195,601
Eaton Corp. PLC	2,142	628,292
Emerson Electric Co.	17,098	2,079,288
Goldwind Science & Technology Co. Ltd., Class A	285,300	354,582
LS Corp.	612	47,488
Mitsubishi Electric Corp.	8,200	127,283
Schneider Electric SE	12,580	3,090,711
Siemens Energy AG(a)	2,674	153,773
Vestas Wind Systems A/S(a)	92,575	1,303,799
		20,112,465
Electronic Equipment, Instruments & Components — 0.6%
Chroma ATE, Inc.	98,000	989,625
Delta Electronics, Inc.	30,000	360,210
Keyence Corp.	1,600	638,204
Lotes Co. Ltd.	5,000	246,573
Murata Manufacturing Co. Ltd.	26,400	451,619
Primax Electronics Ltd.	166,000	433,368
Sinbon Electronics Co. Ltd.	8,000	73,124
TE Connectivity PLC	46,344	7,138,366
		10,331,089
Energy Equipment & Services — 0.2%
NOV, Inc.	1,717	25,618
Schlumberger NV	28,608	1,191,809
TechnipFMC PLC	81,783	2,407,691
		3,625,118
Entertainment — 0.2%
Bilibili, Inc., Class Z(a)	7,580	153,961
NCSoft Corp.(a)	611	71,138
NetEase, Inc.	3,200	63,710
Netflix, Inc.(a)	2,844	2,788,713

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Nintendo Co. Ltd.	900	$ 67,191
Sea Ltd., Class A, ADR(a)	2,446	311,303
Spotify Technology SA(a)	521	316,773
		3,772,789
Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(a)	5,239	2,691,955
FirstRand Ltd.	18,756	70,417
Investor AB, B Shares	24,138	718,709
Mastercard, Inc., Class A	5,543	3,194,486
MGIC Investment Corp.	3,034	74,667
ORIX Corp.	1,000	20,767
Pagseguro Digital Ltd., Class A(a)	3,991	29,374
PayPal Holdings, Inc.(a)	1,550	110,128
Visa, Inc., Class A	21,406	7,764,170
		14,674,673
Food Products — 0.8%
AVI Ltd.	27,839	138,972
BRF SA	66,904	204,428
China Mengniu Dairy Co. Ltd.	449,000	1,026,260
Danone SA	73,314	5,232,186
Ingredion, Inc.	2,185	285,383
Marfrig Global Foods SA	79,059	184,366
Minerva SA(a)	62,990	47,823
Tingyi Cayman Islands Holding Corp.	66,000	96,067
Tyson Foods, Inc., Class A	85,818	5,264,076
WH Group Ltd.(b)	72,000	58,829
		12,538,390
Gas Utilities — 0.0%
ENN Energy Holdings Ltd.	15,200	101,259
National Fuel Gas Co.	427	32,111
Perusahaan Gas Negara Tbk PT	700,700	63,730
		197,100
Ground Transportation — 0.0%
Uber Technologies, Inc.(a)	5,634	428,240
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.(a)	44,769	4,646,575
Koninklijke Philips NV(a)	27,282	710,097
Medtronic PLC	67,043	6,169,297
ResMed, Inc.	3,216	751,000
Stryker Corp.	5,964	2,303,237
		14,580,206
Health Care Providers & Services — 1.1%
Cardinal Health, Inc.	16,732	2,166,459
Centene Corp.(a)	8,971	521,753
Cigna Group (The)	14,306	4,418,408
Elevance Health, Inc.	5,879	2,333,258
HCA Healthcare, Inc.	10,299	3,154,584
UnitedHealth Group, Inc.	10,782	5,121,019
Universal Health Services, Inc., Class B	626	109,706
		17,825,187
Health Care Technology — 0.0%
Pro Medicus Ltd.	730	116,376
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	17	157
Hotels, Restaurants & Leisure — 1.0%
Aristocrat Leisure Ltd.	15,303	687,899
Booking Holdings, Inc.	1,881	9,435,115
DoorDash, Inc., Class A(a)	1,904	377,830
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
MakeMyTrip Ltd.(a)	30,696	$ 2,954,797
Meituan, Class B(a)(b)	136,070	2,841,012
Trip.com Group Ltd.(a)	11,531	652,131
		16,948,784
Household Durables — 0.4%
Haier Smart Home Co. Ltd., Class H	6,400	20,500
NVR, Inc.(a)	40	289,823
Panasonic Holdings Corp.	73,400	907,794
Sony Group Corp.	171,100	4,280,288
Taylor Morrison Home Corp., Class A(a)	4,413	272,017
Toll Brothers, Inc.	11,719	1,308,309
		7,078,731
Household Products — 0.7%
Colgate-Palmolive Co.	84,136	7,670,679
Henkel AG & Co. KGaA	748	57,103
Henkel AG & Co. KGaA, Preference Shares, NVS	8,735	753,582
Procter & Gamble Co. (The)	15,847	2,754,843
		11,236,207
Independent Power and Renewable Electricity Producers — 0.1%
Auren Energia SA	12,677	16,881
Drax Group PLC	45,300	347,596
ReNew Energy Global PLC, Class A(a)	93,175	587,002
		951,479
Industrial Conglomerates — 0.4%
3M Co.	22,778	3,533,323
CJ Corp.	4,163	294,235
Samsung C&T Corp.	980	81,652
Siemens AG, Registered Shares	3,237	742,658
SK, Inc.	475	46,900
Smiths Group PLC	65,846	1,676,125
		6,374,893
Industrial REITs — 0.3%
Prologis, Inc.	36,643	4,540,801
Insurance — 2.0%
Aegon Ltd.	5,357	33,918
AIA Group Ltd.	677,800	5,204,412
Allianz SE, Registered Shares	16,589	5,681,245
Allstate Corp. (The)	6,679	1,330,123
AXA SA	54,274	2,122,025
Hartford Insurance Group, Inc. (The)	49,643	5,871,774
Japan Post Insurance Co. Ltd.	20,400	397,607
MS&AD Insurance Group Holdings, Inc.	1,500	31,546
NN Group NV	12,113	614,186
Ping An Insurance Group Co. of China Ltd., H Shares	191,500	1,135,070
Progressive Corp. (The)	13,452	3,793,464
Reinsurance Group of America, Inc.	10,169	2,061,154
Sun Life Financial, Inc.	1,853	103,053
Tokio Marine Holdings, Inc.	7,000	249,279
Travelers Cos., Inc. (The)	14,313	3,699,767
		32,328,623
Interactive Media & Services — 3.3%
Alphabet, Inc., Class A	84,027	14,308,118
Alphabet, Inc., Class C, NVS	55,026	9,476,578
Auto Trader Group PLC(b)	139,461	1,368,883
Baidu, Inc., Class A(a)	54,200	590,445
Meta Platforms, Inc., Class A	25,427	16,990,321
NAVER Corp.	4,309	612,198
REA Group Ltd.	7,161	1,070,315

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Soop Co. Ltd.	782	$ 53,392
Tencent Holdings Ltd.	151,300	9,311,989
		53,782,239
IT Services — 0.7%
Accenture PLC, Class A	25,242	8,796,837
CGI, Inc., Class A	1,723	178,606
Fujitsu Ltd.	10,700	206,402
Shopify, Inc., Class A(a)	4,350	487,212
Wix.com Ltd.(a)	12,153	2,438,985
		12,108,042
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	1,295	165,657
Illumina, Inc.(a)	1,387	123,082
IQVIA Holdings, Inc.(a)	17,274	3,261,331
		3,550,070
Machinery — 0.4%
Alfa Laval AB	24,827	1,072,962
Amada Co. Ltd.	140,800	1,347,348
DMG Mori Co. Ltd.	3,000	53,545
Donaldson Co., Inc.	1,684	116,348
Doosan Bobcat, Inc.	831	26,785
FANUC Corp.	17,700	509,539
Hyundai Construction Equipment Co. Ltd.	1,451	74,418
Hyundai Rotem Co. Ltd.(a)	2,132	114,333
MISUMI Group, Inc.	13,700	223,957
Parker-Hannifin Corp.	439	293,476
Techtronic Industries Co. Ltd.	12,000	167,936
Wartsila Oyj Abp	64,100	1,219,844
Weichai Power Co. Ltd., Class H	13,000	25,602
Westinghouse Air Brake Technologies Corp.	6,408	1,187,787
Yangzijiang Shipbuilding Holdings Ltd.	21,500	37,960
		6,471,840
Marine Transportation — 0.2%
AP Moller - Maersk A/S, Class B, NVS	229	402,884
Kuehne + Nagel International AG, Registered Shares	13,635	3,145,584
Pan Ocean Co. Ltd.	13,358	34,555
Wisdom Marine Lines Co. Ltd.	23,000	57,685
		3,640,708
Media — 0.6%
Comcast Corp., Class A	145,336	5,214,656
Fox Corp., Class A, NVS	14,571	839,289
Fox Corp., Class B	9,182	496,471
Informa PLC	260,370	2,832,224
Publicis Groupe SA	1,711	169,917
		9,552,557
Metals & Mining — 0.8%
Anglo American PLC	11,137	323,864
Cia Brasileira de Aluminio(a)	118,708	104,239
CMOC Group Ltd., Class H	411,000	276,900
Freeport-McMoRan, Inc.	98,446	3,633,642
Hyundai Steel Co.	17,201	314,572
Kinross Gold Corp.	50,982	546,204
Nucor Corp.	3,229	443,891
Rio Tinto Ltd.	1,083	76,328
Rio Tinto PLC	1,888	114,078
South32 Ltd.	274,269	604,543
Teck Resources Ltd., Class B	13,592	546,968
Wheaton Precious Metals Corp.	87,978	6,074,389
		13,059,618
Security	Shares	Value
Multi-Utilities — 0.4%
A2A SpA	343,107	$ 780,953
Centrica PLC	328,245	619,462
Consolidated Edison, Inc.	17,549	1,781,574
E.ON SE, Class N	35,969	458,770
Engie SA	175,951	3,147,640
		6,788,399
Oil, Gas & Consumable Fuels — 2.1%
Aker BP ASA	24,973	517,926
BP PLC	106,892	588,158
Chevron Corp.	67,834	10,759,829
ConocoPhillips	40,171	3,982,955
EOG Resources, Inc.	14,393	1,827,047
Equinor ASA	54,225	1,259,313
Exxon Mobil Corp.	17,204	1,915,321
Keyera Corp.	43,805	1,284,704
Marathon Petroleum Corp.	7,637	1,146,925
New Fortress Energy, Inc. (Acquired 12/24/24, cost $0)(a)(c)	10,559	105,590
Repsol SA	43,744	557,174
Santos Ltd.	9,497	38,789
Shell PLC	279,058	9,324,828
Ultrapar Participacoes SA	204,379	581,793
Valero Energy Corp.	4,688	612,862
		34,503,214
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	248	17,925
ANA Holdings, Inc.	69,700	1,322,534
Delta Air Lines, Inc.	49,937	3,002,213
easyJet PLC	9,875	63,009
International Consolidated Airlines Group SA	24,137	106,614
United Airlines Holdings, Inc.(a)	10,525	987,350
		5,499,645
Personal Care Products — 0.0%
Natura & Co. Holding SA	172,718	379,897
Pharmaceuticals — 2.9%
Astellas Pharma, Inc.	162,900	1,584,555
AstraZeneca PLC	18,957	2,868,168
Bristol-Myers Squibb Co.	70,222	4,186,635
Daiichi Sankyo Co. Ltd.	37,000	851,767
Eli Lilly & Co.	9,426	8,677,858
GSK PLC	64,991	1,199,211
Johnson & Johnson	12,835	2,118,032
Merck & Co., Inc.	49,115	4,530,859
Merck KGaA	417	59,216
Novartis AG, Registered Shares	66,815	7,270,799
Novo Nordisk A/S, Class B	37,198	3,374,476
Pfizer, Inc.	219,083	5,790,364
Roche Holding AG, NVS	3,586	1,194,247
Sanofi SA	8,940	976,760
Shionogi & Co. Ltd.	1,300	19,475
Sino Biopharmaceutical Ltd.	179,000	74,320
Takeda Pharmaceutical Co. Ltd.	99,300	2,865,530
Zoetis, Inc., Class A	2,877	481,149
		48,123,421
Professional Services — 0.9%
Experian PLC	48,864	2,327,743
Intertek Group PLC	28,215	1,831,262
Recruit Holdings Co. Ltd.	26,900	1,603,521
Robert Half, Inc.	2,951	174,374
Thomson Reuters Corp.	37,259	6,660,650

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
TransUnion	7,481	$ 691,469
Verisk Analytics, Inc.	3,164	939,423
		14,228,442
Real Estate Management & Development — 0.4%
Allos SA	63,151	191,781
Daiwa House Industry Co. Ltd.	1,100	36,214
FirstService Corp.	5,279	930,680
Jones Lang LaSalle, Inc.(a)	3,770	1,025,025
Mitsubishi Estate Co. Ltd.	13,700	201,496
Mitsui Fudosan Co. Ltd.	353,500	3,075,158
Nomura Real Estate Holdings, Inc.	18,500	528,109
Tokyo Tatemono Co. Ltd.	2,800	44,712
Tokyu Fudosan Holdings Corp.	4,800	31,340
		6,064,515
Retail REITs — 0.2%
Federal Realty Investment Trust	606	63,885
Kimco Realty Corp.	2,156	47,648
Klepierre SA	2,407	76,473
RioCan Real Estate Investment Trust	1,820	24,392
Simon Property Group, Inc.	19,723	3,670,253
		3,882,651
Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.(a)	32,865	3,281,899
Applied Materials, Inc.	31,377	4,959,762
ASE Technology Holding Co. Ltd.	122,000	616,557
ASMedia Technology, Inc.	1,000	61,352
ASPEED Technology, Inc.	6,000	638,458
Broadcom, Inc.	38,608	7,699,593
Elan Microelectronics Corp.	72,000	346,768
KLA Corp.	590	418,216
Lam Research Corp.	21,510	1,650,677
MediaTek, Inc.	78,000	3,488,875
NVIDIA Corp.	307,811	38,451,750
Parade Technologies Ltd.	26,000	533,121
QUALCOMM, Inc.	30,368	4,772,939
Realtek Semiconductor Corp.	22,000	362,984
Taiwan Semiconductor Manufacturing Co. Ltd.	298,000	9,089,303
Tokyo Electron Ltd.	28,700	4,291,690
United Microelectronics Corp.	250,000	328,517
		80,992,461
Software — 4.5%
Adobe, Inc.(a)	13,759	6,034,147
Autodesk, Inc.(a)	1,678	460,124
Cadence Design Systems, Inc.(a)	222	55,611
Dropbox, Inc., Class A(a)	5,461	141,877
Fair Isaac Corp.(a)	250	471,587
Fortinet, Inc.(a)	31,252	3,375,528
Guidewire Software, Inc.(a)	13,103	2,637,896
InterDigital, Inc.	2	427
Intuit, Inc.	8,299	5,094,258
Kingdee International Software Group Co. Ltd.(a)	66,000	108,453
Microsoft Corp.	99,098	39,340,915
Nice Ltd.(a)	3,735	517,990
Palantir Technologies, Inc., Class A(a)	13,479	1,144,637
Pegasystems, Inc.	5,913	464,230
SailPoint, Inc.(a)(d)	7,871	188,904
Salesforce, Inc.	5,709	1,700,426
SAP SE	6,944	1,926,970
ServiceNow, Inc.(a)	8,926	8,299,038
Security	Shares	Value
Software (continued)
TOTVS SA	20,782	$ 121,883
Xero Ltd.(a)	13,101	1,405,211
		73,490,112
Specialized REITs — 0.0%
Lamar Advertising Co., Class A	148	18,386
Specialty Retail — 0.6%
Best Buy Co., Inc.	5,868	527,592
Grupo SBF SA	12,621	21,115
Home Depot, Inc. (The)	14,432	5,723,731
Industria de Diseno Textil SA	18,121	973,771
JB Hi-Fi Ltd.	2,435	140,012
Lojas Renner SA	1,079,039	2,078,300
Zalando SE(a)(b)	3,222	116,052
		9,580,573
Technology Hardware, Storage & Peripherals — 3.5%
Apple Inc.	202,601	48,997,026
Chicony Electronics Co. Ltd.	67,000	327,237
Hewlett Packard Enterprise Co.	3,557	70,464
Lenovo Group Ltd.	262,000	392,782
NetApp, Inc.	51,417	5,131,931
Quanta Computer, Inc.	10,000	74,111
Samsung Electronics Co. Ltd.	56,472	2,113,205
		57,106,756
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG, Class N	701	179,183
Bosideng International Holdings Ltd.	412,000	200,834
Hermes International SCA	158	451,000
Hugo Boss AG	20,394	932,133
LVMH Moet Hennessy Louis Vuitton SE	2,013	1,454,513
Makalot Industrial Co. Ltd.	32,640	374,452
Moncler SpA	33,018	2,270,079
Vivara Participacoes SA	9,842	28,869
		5,891,063
Trading Companies & Distributors — 0.1%
Finning International Inc.	17,955	529,932
Mitsubishi Corp.	1,800	30,071
Mitsui & Co. Ltd.	1,700	31,856
Sumitomo Corp.	25,500	572,627
Toyota Tsusho Corp.	1,200	20,128
		1,184,614
Transportation Infrastructure — 0.0%
CCR SA	78,045	155,357
Water Utilities — 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	7,103	27,953
United Utilities Group PLC	43,639	539,708
		567,661
Wireless Telecommunication Services — 0.2%
KDDI Corp.	5,600	182,626
MTN Group Ltd.	78,443	490,333
SK Telecom Co. Ltd.	16,547	632,930
SoftBank Corp.	336,200	479,269
SoftBank Group Corp.	11,000	612,788
Vodafone Group PLC	1,093,066	965,057
		3,363,003
Total Common Stocks — 56.4% (Cost: $657,794,627)		921,225,764

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	USD	120	$ 120,023
Automobile Components — 0.0%
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/32(b)		200	203,856
IHO Verwaltungs GmbH
(7.75% Cash and 8.50% PIK), 7.75%, 11/15/30(b)(e)		33	33,235
(8.00% Cash and 8.75% PIK), 8.00%, 11/15/32(b)(e)		25	25,257
Patrick Industries, Inc., 6.38%, 11/01/32(b)		69	68,579
Phinia, Inc., 6.63%, 10/15/32(b)		179	180,020
			510,947
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)		138	133,818
Benteler International AG, 10.50%, 05/15/28(b)		24	25,438
Honda Motor Co. Ltd., 2.53%, 03/10/27		1,000	963,654
			1,122,910
Banks — 2.9%
Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28		1,800	1,853,626
Banco Santander SA
4.18%, 03/24/28		1,000	989,186
5.59%, 08/08/28		1,800	1,851,740
6.61%, 11/07/28		1,600	1,700,211
Bank of America Corp.
2.55%, 02/04/28		1,150	1,106,759
3.19%, 07/23/30		370	346,354
2.50%, 02/13/31		150	134,341
2.69%, 04/22/32		1,200	1,055,848
4.57%, 04/27/33		1,300	1,258,752
5.51%, 01/24/36		1,165	1,190,428
5.74%, 02/12/36		690	694,606
Bank of Montreal, 5.20%, 02/01/28		1,180	1,200,838
Citigroup, Inc.
4.54%, 09/19/30		1,650	1,625,416
2.67%, 01/29/31		1,550	1,397,590
2.57%, 06/03/31		2,140	1,906,361
3.79%, 03/17/33		1,570	1,442,297
6.17%, 05/25/34		45	46,406
5.83%, 02/13/35		830	833,853
Fifth Third Bancorp, 6.34%, 07/27/29		90	94,244
HSBC Holdings PLC
5.87%, 11/18/35		640	639,320
03/03/36(f)		500	499,150
ING Groep NV, 4.02%, 03/28/28		2,300	2,271,156
Intesa Sanpaolo SpA
4.20%, 06/01/32(b)		350	317,241
4.95%, 06/01/42(b)		76	62,929
JPMorgan Chase & Co.
4.85%, 07/25/28		1,410	1,416,030
1.76%, 11/19/31		505	428,553
2.96%, 01/25/33		790	698,123
5.72%, 09/14/33		2,320	2,401,012
5.35%, 06/01/34		872	887,884
5.29%, 07/22/35		368	371,369
Mitsubishi UFJ Financial Group, Inc., 2.34%, 01/19/28		1,250	1,199,930
Mizuho Financial Group, Inc., 1.55%, 07/09/27		1,850	1,775,926
Morgan Stanley Bank N.A., 4.45%, 10/15/27		900	897,998
Security		Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (The)
5.30%, 01/21/28	USD	610	$ 618,357
5.40%, 07/23/35		1,270	1,283,308
Royal Bank of Canada, 5.20%, 08/01/28		1,460	1,491,480
Santander Holdings U.S.A., Inc.
6.50%, 03/09/29		2,670	2,779,887
6.57%, 06/12/29		890	930,406
Santander UK Group Holdings PLC, 6.53%, 01/10/29		2,420	2,521,051
Sumitomo Mitsui Financial Group, Inc., 1.90%, 09/17/28		1,310	1,194,857
Toronto-Dominion Bank. (The), Series FXD, 1.95%, 01/12/27		1,310	1,250,706
Truist Financial Corp., 5.87%, 06/08/34		220	228,470
U.S. Bancorp
5.68%, 01/23/35		130	133,605
5.42%, 02/12/36		850	860,214
UniCredit SpA, 7.30%, 04/02/34(b)		252	266,547
			48,154,365
Beverages — 0.7%
Coca-Cola Co. (The)
3.00%, 03/05/51		5,180	3,535,142
2.50%, 03/15/51		770	471,381
5.20%, 01/14/55		303	297,902
Diageo Capital PLC
2.00%, 04/29/30		1,820	1,603,636
2.13%, 04/29/32		960	806,436
5.50%, 01/24/33		3,930	4,073,084
			10,787,581
Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27		650	622,470
Gilead Sciences, Inc.
5.25%, 10/15/33		570	583,542
5.55%, 10/15/53		720	733,378
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30		4,076	3,472,440
			5,411,830
Broadline Retail — 0.1%
Kohl’s Corp., 5.55%, 07/17/45		35	21,411
Nordstrom, Inc., 5.00%, 01/15/44		182	138,751
Rakuten Group, Inc.
8.13%(b)(g)		24	24,240
11.25%, 02/15/27(b)		256	280,617
9.75%, 04/15/29(b)		550	603,935
			1,068,954
Building Products — 0.1%
Owens Corning
3.40%, 08/15/26		350	343,915
4.30%, 07/15/47		1,430	1,180,872
			1,524,787
Capital Markets — 1.8%
Ares Capital Corp.
2.88%, 06/15/27		520	497,321
2.88%, 06/15/28		680	635,319
5.80%, 03/08/32		490	490,767
Bank of New York Mellon Corp. (The), 4.71%, 02/01/34		630	619,549
Barings BDC, Inc., 7.00%, 02/15/29		110	114,428
Blackstone Private Credit Fund, 2.63%, 12/15/26		130	124,538
Deutsche Bank AG
5.71%, 02/08/28		260	263,975

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Deutsche Bank AG
6.82%, 11/20/29	USD	190	$ 201,916
5.40%, 09/11/35		621	608,764
FactSet Research Systems, Inc., 2.90%, 03/01/27		3,000	2,903,795
Freedom Mortgage Corp.
12.00%, 10/01/28(b)		55	59,737
12.25%, 10/01/30(b)		76	85,101
FS KKR Capital Corp.
2.63%, 01/15/27		445	424,896
3.13%, 10/12/28		1,130	1,036,740
6.13%, 01/15/30		528	532,332
Goldman Sachs Group, Inc. (The)
2.60%, 02/07/30		1,220	1,103,306
2.38%, 07/21/32		4,045	3,469,433
5.85%, 04/25/35		940	977,311
5.54%, 01/28/36		700	712,343
4.02%, 10/31/38		442	385,478
Golub Capital BDC, Inc., 6.00%, 07/15/29		1,346	1,369,702
LPL Holdings, Inc., 5.65%, 03/15/35		830	833,543
Main Street Capital Corp.
6.50%, 06/04/27		619	632,684
6.95%, 03/01/29		965	1,013,554
Morgan Stanley
2.48%, 01/21/28		950	913,462
2.70%, 01/22/31		205	185,558
1.79%, 02/13/32		3,020	2,529,805
2.51%, 10/20/32		1,355	1,165,588
5.25%, 04/21/34		1,245	1,252,559
5.42%, 07/21/34		2,585	2,629,954
StoneX Group, Inc., 7.88%, 03/01/31(b)		203	214,172
UBS AG, 1.25%, 08/07/26		430	411,616
UBS Group AG, 3.09%, 05/14/32(b)		200	178,740
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		121	117,403
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(b)		116	119,891
			28,815,280
Chemicals — 0.1%
Chemours Co. (The), 8.00%, 01/15/33(b)		249	245,451
Ecolab, Inc., 2.70%, 12/15/51		760	480,721
NOVA Chemicals Corp., 9.00%, 02/15/30(b)		28	30,241
Rain Carbon, Inc., 12.25%, 09/01/29(b)		93	98,638
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(b)		104	97,701
			952,752
Commercial Services & Supplies — 0.0%
Deluxe Corp.
8.00%, 06/01/29(b)		28	26,629
8.13%, 09/15/29(b)		94	95,353
Pitney Bowes, Inc.
6.88%, 03/15/27(b)		7	7,022
7.25%, 03/15/29(b)		69	69,176
Republic Services, Inc., 5.20%, 11/15/34		495	502,630
			700,810
Communications Equipment — 0.3%
Cisco Systems, Inc.
4.95%, 02/24/32		90	91,163
5.30%, 02/26/54		325	324,420
CommScope LLC, 8.25%, 03/01/27(b)		97	95,531
Motorola Solutions, Inc.
2.30%, 11/15/30		600	524,402
Security		Par (000)	Value
Communications Equipment (continued)
Motorola Solutions, Inc.
2.75%, 05/24/31	USD	1,990	$ 1,758,822
5.60%, 06/01/32		1,250	1,291,815
5.40%, 04/15/34		720	731,298
			4,817,451
Construction & Engineering — 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32(b)		174	176,754
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)		48	44,021
Quanta Services, Inc., 2.90%, 10/01/30		4,150	3,736,715
Tutor Perini Corp., 11.88%, 04/30/29(b)		127	140,196
			4,097,686
Construction Materials — 0.1%
CRH America Finance, Inc., 5.50%, 01/09/35		1,050	1,072,882
Martin Marietta Materials, Inc., 5.15%, 12/01/34		530	529,736
			1,602,618
Consumer Finance — 0.9%
Ally Financial, Inc., 6.65%, 01/17/40		209	207,659
American Express Co.
2.55%, 03/04/27		700	675,201
5.28%, 07/27/29		1,020	1,042,903
5.04%, 05/01/34		450	452,730
5.63%, 07/28/34		160	163,639
5.44%, 01/30/36		980	998,065
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		220	236,602
Burford Capital Global Finance LLC
6.88%, 04/15/30(b)		35	35,316
9.25%, 07/01/31(b)		156	167,863
Capital One Financial Corp.
7.62%, 10/30/31		3,250	3,639,034
5.27%, 05/10/33		340	338,836
5.82%, 02/01/34		1,310	1,340,127
Credit Acceptance Corp.
9.25%, 12/15/28(b)		153	163,295
6.63%, 03/15/30(b)		90	90,133
Discover Financial Services, 7.96%, 11/02/34		1,700	1,967,785
Encore Capital Group, Inc., 9.25%, 04/01/29(b)		131	139,442
goeasy Ltd.
9.25%, 12/01/28(b)		121	128,967
7.63%, 07/01/29(b)		120	124,507
6.88%, 05/15/30(b)		140	142,259
OneMain Finance Corp.
6.63%, 01/15/28		174	177,136
9.00%, 01/15/29		113	119,330
6.63%, 05/15/29		104	106,007
PROG Holdings, Inc., 6.00%, 11/15/29(b)		116	110,686
SLM Corp., 6.50%, 01/31/30		100	102,898
Synchrony Financial
2.88%, 10/28/31		2,180	1,860,700
7.25%, 02/02/33		149	158,156
			14,689,276
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The), 5.00%, 09/15/34		365	360,006
United Natural Foods, Inc., 6.75%, 10/15/28(b)		216	214,404
Walgreen Co., 4.40%, 09/15/42		24	16,900
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29		227	228,780
4.65%, 06/01/46		7	4,873
			824,963

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc., 5.50%, 03/01/28(b)	USD	42	$ 41,677
Diversified REITs — 0.2%
American Tower Corp.
1.45%, 09/15/26		425	405,619
5.80%, 11/15/28		25	25,932
Crown Castle, Inc., 3.65%, 09/01/27		900	876,814
Equinix, Inc., 1.45%, 05/15/26		1,000	964,145
Iron Mountain, Inc., 7.00%, 02/15/29(b)		116	119,471
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/28(b)		319	340,607
6.50%, 02/15/29(b)		73	67,831
			2,800,419
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		164	159,681
GCI LLC, 4.75%, 10/15/28(b)		100	94,712
Koninklijke KPN NV, 8.38%, 10/01/30		450	523,576
Level 3 Financing, Inc., 4.25%, 07/01/28(b)		147	130,830
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		145	149,897
			1,058,696
Electric Utilities — 0.8%
Avangrid, Inc.
3.20%, 04/15/25		2,180	2,174,627
3.80%, 06/01/29		500	481,196
Commonwealth Edison Co., 4.90%, 02/01/33		1,590	1,594,800
Eversource Energy
2.90%, 03/01/27		1,000	966,352
3.38%, 03/01/32		750	669,359
Series U, 1.40%, 08/15/26		200	190,857
Exelon Corp.
2.75%, 03/15/27		550	530,331
3.35%, 03/15/32		350	315,933
5.45%, 03/15/34		270	275,910
NRG Energy, Inc., 6.25%, 11/01/34(b)		70	70,243
NSTAR Electric Co.
3.25%, 05/15/29		1,000	947,710
3.95%, 04/01/30		1,000	970,936
Public Service Co. of New Hampshire, 5.15%, 01/15/53		360	343,681
Public Service Electric & Gas Co., 5.20%, 08/01/33		2,410	2,455,521
San Diego Gas & Electric Co., 5.55%, 04/15/54		390	384,635
Vistra Operations Co. LLC, 7.75%, 10/15/31(b)		86	90,803
			12,462,894
Electrical Equipment — 0.1%
Emerson Electric Co., 03/15/35(f)		435	439,064
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		850	867,714
WESCO Distribution, Inc., 03/15/33(b)(f)		105	105,978
			1,412,756
Electronic Equipment, Instruments & Components — 0.1%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27		45	43,813
Keysight Technologies, Inc.
4.60%, 04/06/27		1,250	1,250,942
3.00%, 10/30/29		1,150	1,063,129
4.95%, 10/15/34		95	93,403
			2,451,287
Energy Equipment & Services — 0.3%
Bristow Group, Inc., 6.88%, 03/01/28(b)		48	48,148
Chevron U.S.A., Inc., 4.98%, 04/15/35		1,905	1,920,966
Security		Par (000)	Value
Energy Equipment & Services (continued)
Enerflex Ltd., 9.00%, 10/15/27(b)	USD	76	$ 79,044
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(b)		113	120,933
Oceaneering International, Inc., 6.00%, 02/01/28		14	13,874
Pentair Finance Sarl
4.50%, 07/01/29		1,580	1,564,901
5.90%, 07/15/32		740	771,742
TotalEnergies Capital SA, 5.49%, 04/05/54		510	502,561
Valaris Ltd., 8.38%, 04/30/30(b)		122	123,587
Vallourec SACA, 7.50%, 04/15/32(b)		95	99,279
			5,245,035
Entertainment — 0.0%
Odeon Finco PLC, 12.75%, 11/01/27(b)		158	166,751
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(b)		163	119,895
5.88%, 09/01/31(b)		22	14,302
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(b)		81	84,888
			385,836
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 09/10/34		1,140	1,107,705
Clue Opco LLC, 9.50%, 10/15/31(b)		31	31,961
Coinbase Global, Inc., 3.38%, 10/01/28(b)		188	172,372
CPI CG, Inc., 10.00%, 07/15/29(b)		128	138,155
Freedom Mortgage Holdings LLC
9.25%, 02/01/29(b)		125	130,482
9.13%, 05/15/31(b)		125	129,874
8.38%, 04/01/32(b)		35	35,000
MGIC Investment Corp., 5.25%, 08/15/28		2,930	2,899,709
Nationstar Mortgage Holdings, Inc.
6.50%, 08/01/29(b)		120	120,805
5.13%, 12/15/30(b)		312	294,611
5.75%, 11/15/31(b)		100	97,382
7.13%, 02/01/32(b)		69	71,091
PennyMac Financial Services, Inc.
7.88%, 12/15/29(b)		28	29,318
7.13%, 11/15/30(b)		110	112,292
6.88%, 02/15/33(b)		125	125,029
UWM Holdings LLC, 6.63%, 02/01/30(b)		138	139,161
			5,634,947
Food Products — 0.2%
Kellanova
3.40%, 11/15/27		670	651,775
4.30%, 05/15/28		3,000	2,983,872
Post Holdings, Inc.
6.38%, 03/01/33(b)		157	156,538
6.25%, 10/15/34(b)		93	92,469
			3,884,654
Gas Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/26		28	27,956
5.75%, 05/20/27		138	133,155
9.38%, 06/01/28(b)		107	108,173
National Fuel Gas Co., 5.95%, 03/15/35		395	404,621
ONE Gas, Inc., 4.25%, 09/01/32		155	149,186
			823,091
Ground Transportation — 0.1%
Canadian National Railway Co., 3.85%, 08/05/32		575	538,823

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation (continued)
CSX Corp., 4.90%, 03/15/55	USD	60	$ 55,380
Ryder System, Inc., 6.30%, 12/01/28		1,120	1,181,979
			1,776,182
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 8.38%, 10/01/28(b)		194	202,245
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27		40	40,115
5.35%, 12/01/28		140	143,031
			385,391
Health Care Providers & Services — 1.9%
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		100	94,967
Cardinal Health, Inc., 5.35%, 11/15/34		740	746,744
Cencora, Inc.
2.70%, 03/15/31		2,050	1,821,126
4.30%, 12/15/47		1,280	1,078,933
Centene Corp., 2.45%, 07/15/28		1,290	1,175,279
Cigna Group (The)
4.38%, 10/15/28		990	982,304
5.25%, 02/15/34		590	595,090
DaVita, Inc.
4.63%, 06/01/30(b)		114	105,732
6.88%, 09/01/32(b)		86	87,362
Elevance Health, Inc., 3.65%, 12/01/27		1,500	1,468,154
HCA, Inc.
5.25%, 06/15/26		850	853,464
3.13%, 03/15/27		440	427,047
5.20%, 06/01/28		590	597,183
5.45%, 04/01/31		780	794,137
3.63%, 03/15/32		1,989	1,800,281
5.60%, 04/01/34		985	993,581
5.45%, 09/15/34		165	164,437
5.90%, 06/01/53		330	321,840
Icon Investments Six DAC, 6.00%, 05/08/34		3,300	3,406,014
IQVIA, Inc.
5.70%, 05/15/28		3,350	3,423,533
6.25%, 02/01/29		1,390	1,450,936
McKesson Corp., 5.10%, 07/15/33		2,750	2,794,590
Quest Diagnostics, Inc.
4.60%, 12/15/27		980	983,845
4.63%, 12/15/29		1,200	1,196,118
Tenet Healthcare Corp., 6.13%, 10/01/28		200	199,878
UnitedHealth Group, Inc.
4.90%, 04/15/31		420	423,973
4.50%, 04/15/33		640	618,247
5.88%, 02/15/53		200	206,541
5.05%, 04/15/53		1,540	1,416,128
			30,227,464
Health Care REITs — 0.0%
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		151	135,894
4.63%, 08/01/29		143	110,960
8.50%, 02/15/32(b)		45	46,174
			293,028
Hotel & Resort REITs — 0.0%
XHR LP, 6.63%, 05/15/30(b)		269	272,728
Hotels, Restaurants & Leisure — 0.1%
Brinker International, Inc., 8.25%, 07/15/30(b)		38	40,603
Darden Restaurants, Inc.
4.35%, 10/15/27		305	302,900
4.55%, 10/15/29		305	300,962
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	USD	66	$ 68,173
Hyatt Hotels Corp., 5.38%, 12/15/31		1,380	1,391,689
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		80	85,417
Viking Cruises Ltd.
7.00%, 02/15/29(b)		100	101,070
9.13%, 07/15/31(b)		108	117,209
			2,408,023
Household Durables — 0.3%
MDC Holdings, Inc., 3.97%, 08/06/61		360	285,217
NVR, Inc., 3.00%, 05/15/30		1,930	1,761,538
PulteGroup, Inc.
5.00%, 01/15/27		1,630	1,639,775
6.38%, 05/15/33		890	956,050
			4,642,580
Household Products — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32		50	45,931
Unilever Capital Corp., 1.75%, 08/12/31		2,140	1,812,259
			1,858,190
Industrial Conglomerates — 0.4%
3M Co., 2.38%, 08/26/29		1,330	1,213,874
Honeywell International, Inc., 5.35%, 03/01/64		300	290,191
Trane Technologies Financing Ltd., 3.80%, 03/21/29		4,610	4,466,644
			5,970,709
Insurance — 0.6%
Allstate Corp. (The), 3.85%, 08/10/49		510	392,060
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		124	126,797
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54		380	396,328
Markel Group, Inc., 6.00%, 05/16/54		368	381,509
Marsh & McLennan Cos., Inc.
5.15%, 03/15/34		1,300	1,317,402
5.45%, 03/15/53		800	796,421
5.70%, 09/15/53		1,030	1,064,024
Progressive Corp. (The), 4.95%, 06/15/33		2,060	2,076,199
Reinsurance Group of America, Inc., 5.75%, 09/15/34		1,160	1,190,317
Stewart Information Services Corp., 3.60%, 11/15/31		618	551,329
Willis North America, Inc.
4.65%, 06/15/27		570	570,422
5.90%, 03/05/54		770	777,454
			9,640,262
Interactive Media & Services — 0.0%
Snap, Inc., 6.88%, 03/01/33(b)		235	237,932
IT Services — 1.0%
Accenture Capital, Inc., 4.50%, 10/04/34		80	77,619
Automatic Data Processing, Inc., 1.70%, 05/15/28		5,380	4,979,520
CGI, Inc., 2.30%, 09/14/31		2,370	2,022,466
Cogent Communications Group LLC, 7.00%, 06/15/27(b)		301	303,478
Fiserv, Inc.
5.45%, 03/02/28		470	481,254
5.60%, 03/02/33		970	1,001,298
IBM International Capital Pte Ltd.
4.90%, 02/05/34		2,550	2,510,481
5.30%, 02/05/54		1,540	1,465,014

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
International Business Machines Corp., 2.20%, 02/09/27	USD	750	$ 719,704
Mastercard, Inc.
2.00%, 11/18/31		1,450	1,234,873
3.85%, 03/26/50		1,290	1,037,810
Rackspace Finance LLC, 3.50%, 05/15/28(b)		80	43,951
Sabre GLBL, Inc.
8.63%, 06/01/27(b)		35	35,988
11.25%, 12/15/27(b)		55	58,184
10.75%, 11/15/29(b)		114	121,492
Visa, Inc., 3.65%, 09/15/47		630	499,266
			16,592,398
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31(b)		48	49,320
Machinery — 0.0%
Cummins, Inc., 4.90%, 02/20/29		570	578,656
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(b)		18	18,900
			597,556
Media — 0.2%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)		86	81,447
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		246	239,222
6.38%, 09/01/29(b)		249	249,968
4.75%, 03/01/30(b)		38	35,407
4.50%, 08/15/30(b)		5	4,575
7.38%, 03/01/31(b)		466	479,566
4.75%, 02/01/32(b)		73	65,589
4.50%, 05/01/32		69	60,798
4.25%, 01/15/34(b)		284	238,069
CSC Holdings LLC
5.50%, 04/15/27(b)		35	32,481
7.50%, 04/01/28(b)		25	18,581
11.25%, 05/15/28(b)		35	34,068
11.75%, 01/31/29(b)		35	34,174
DirecTV Financing LLC, 8.88%, 02/01/30(b)		136	132,702
DirecTV Financing LLC/DirecTV Financing Co- Obligor, Inc.
5.88%, 08/15/27(b)		190	187,012
10.00%, 02/15/31(b)		330	323,893
Interpublic Group of Cos., Inc. (The), 4.65%, 10/01/28		500	498,890
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		90	82,428
Nexstar Media, Inc.
5.63%, 07/15/27(b)		140	138,487
4.75%, 11/01/28(b)		253	239,706
Paramount Global, 4.20%, 05/19/32		160	144,520
Sinclair Television Group, Inc.
5.50%, 03/01/30(b)		105	73,500
4.38%, 12/31/32(b)		147	92,594
8.13%, 02/15/33(b)		75	74,290
TEGNA, Inc.
4.63%, 03/15/28		48	45,863
5.00%, 09/15/29		7	6,619
			3,614,449
Metals & Mining — 0.2%
Algoma Steel, Inc., 9.13%, 04/15/29(b)		62	61,380
Cleveland-Cliffs, Inc., 7.38%, 05/01/33(b)		240	240,984
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)		42	44,677
Security		Par (000)	Value
Metals & Mining (continued)
FMG Resources August 2006 Pty Ltd., 6.13%, 04/15/32(b)	USD	23	$ 23,020
Ivanhoe Mines Ltd., 7.88%, 01/23/30(b)		29	29,254
Novelis, Inc., 6.88%, 01/30/30(b)		80	81,783
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(b)		150	140,087
Reliance, Inc., 2.15%, 08/15/30		1,680	1,464,157
Steel Dynamics, Inc., 2.40%, 06/15/25		750	744,873
SunCoke Energy, Inc., 4.88%, 06/30/29(b)		69	64,143
Taseko Mines Ltd., 8.25%, 05/01/30(b)		131	135,938
			3,030,296
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(b)		52	54,100
Starwood Property Trust, Inc., 7.25%, 04/01/29(b)		169	175,759
			229,859
Oil, Gas & Consumable Fuels — 1.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		42	43,298
California Resources Corp., 8.25%, 06/15/29(b)		344	353,860
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		670	637,166
Cheniere Energy, Inc., 4.63%, 10/15/28		2,890	2,855,827
Civitas Resources, Inc., 8.38%, 07/01/28(b)		60	62,442
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		55	51,242
ConocoPhillips Co., 5.00%, 01/15/35		1,655	1,645,747
Coterra Energy, Inc., 5.40%, 02/15/35		175	173,332
Crescent Energy Finance LLC
9.25%, 02/15/28(b)		38	39,774
7.63%, 04/01/32(b)		148	148,053
7.38%, 01/15/33(b)		38	37,265
CVR Energy, Inc., 8.50%, 01/15/29(b)		29	28,604
Diamondback Energy, Inc.
5.75%, 04/18/54		160	154,500
5.90%, 04/18/64		140	135,528
Enbridge, Inc., 6.20%, 11/15/30		75	79,428
Expand Energy Corp., 5.70%, 01/15/35		350	352,807
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29		21	21,130
8.25%, 01/15/32(b)		197	205,220
Greenfire Resources Ltd., 12.00%, 10/01/28(b)		52	55,657
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)		81	83,576
Karoon U.S.A. Finance, Inc., 10.50%, 05/14/29(b)		33	34,042
Kinder Morgan, Inc., 5.95%, 08/01/54		736	736,403
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		148	149,227
NFE Financing LLC, 12.00%, 11/15/29(b)		1,651	1,631,472
Occidental Petroleum Corp., 6.05%, 10/01/54		240	231,962
ONEOK, Inc.
2.20%, 09/15/25		370	364,841
5.85%, 01/15/26		1,000	1,008,476
5.65%, 11/01/28		1,630	1,679,124
6.35%, 01/15/31		1,340	1,428,121
6.05%, 09/01/33		590	618,353
7.15%, 01/15/51		430	482,105
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28		45	43,482
7.88%, 09/15/30(b)		70	67,075
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(b)		98	96,386
SM Energy Co.
6.75%, 08/01/29(b)		16	16,027
7.00%, 08/01/32(b)		42	42,019

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	USD	86	$ 90,355
Talos Production, Inc.
9.00%, 02/01/29(b)		118	122,025
9.38%, 02/01/31(b)		114	117,307
Targa Resources Corp.
6.15%, 03/01/29		2,790	2,922,237
5.55%, 08/15/35		570	572,414
6.50%, 02/15/53		750	799,012
Venture Global LNG, Inc.
9.50%, 02/01/29(b)		100	110,430
9.88%, 02/01/32(b)		211	230,767
Vermilion Energy, Inc.
6.88%, 05/01/30(b)		193	191,270
7.25%, 02/15/33(b)		315	306,360
Western Midstream Operating LP, 6.35%, 01/15/29		35	36,588
Williams Cos., Inc. (The), 5.60%, 03/15/35		1,444	1,480,624
			22,772,960
Passenger Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27(b)		113	114,161
American Airlines, Inc.
7.25%, 02/15/28(b)		218	222,911
8.50%, 05/15/29(b)		349	367,756
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		333	352,515
			1,057,343
Pharmaceuticals — 0.6%
Bausch Health Cos., Inc.
6.13%, 02/01/27(b)		522	503,077
11.00%, 09/30/28(b)		453	458,663
Eli Lilly & Co., 5.05%, 08/14/54		930	894,590
Merck & Co., Inc.
2.15%, 12/10/31		1,550	1,329,667
5.00%, 05/17/53		340	321,692
Novartis Capital Corp., 2.20%, 08/14/30		3,030	2,699,843
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(b)		332	340,639
Zoetis, Inc.
3.00%, 09/12/27		640	617,982
2.00%, 05/15/30		2,820	2,475,516
			9,641,669
Professional Services — 0.0%
GrubHub Holdings, Inc., 5.50%, 07/01/27(b)		97	90,249
Real Estate Management & Development — 0.2%
CBRE Services, Inc.
4.88%, 03/01/26		500	499,865
5.50%, 04/01/29		1,130	1,158,834
5.95%, 08/15/34		1,830	1,915,151
Howard Hughes Corp. (The), 5.38%, 08/01/28(b)		150	145,850
			3,719,700
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc., 3.75%, 02/15/51(b)		460	351,135
Intel Corp., 4.88%, 02/10/28		1,610	1,618,184
Lam Research Corp., 1.90%, 06/15/30		3,810	3,334,421
Marvell Technology, Inc., 5.95%, 09/15/33		65	68,466
NVIDIA Corp.
1.55%, 06/15/28		600	552,440
2.00%, 06/15/31		4,490	3,898,154
3.70%, 04/01/60		1,580	1,210,742
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.
1.90%, 09/15/31	USD	459	$ 392,576
3.65%, 08/16/32		3,545	3,309,250
4.90%, 03/14/33		790	801,115
TSMC Arizona Corp.
4.25%, 04/22/32		1,258	1,232,890
3.25%, 10/25/51		810	607,630
			17,377,003
Software — 1.1%
Adobe, Inc., 2.30%, 02/01/30		3,570	3,234,033
Cloud Software Group, Inc.
6.50%, 03/31/29(b)		138	135,741
9.00%, 09/30/29(b)		199	203,383
Dye & Durham Ltd., 8.63%, 04/15/29(b)		100	104,637
Electronic Arts, Inc., 1.85%, 02/15/31		1,000	852,113
Intuit, Inc.
1.35%, 07/15/27		1,000	934,535
1.65%, 07/15/30		4,690	4,044,117
5.20%, 09/15/33		300	307,371
5.50%, 09/15/53		95	96,346
Oracle Corp.
5.50%, 08/03/35		2,060	2,104,360
5.38%, 09/27/54		190	177,740
4.10%, 03/25/61		440	323,010
Salesforce, Inc., 3.05%, 07/15/61		920	581,101
ServiceNow, Inc., 1.40%, 09/01/30		3,000	2,533,224
Workday, Inc., 3.80%, 04/01/32		1,820	1,689,416
			17,321,127
Specialty Retail — 0.4%
Bath & Body Works, Inc.
6.95%, 03/01/33		182	184,755
6.88%, 11/01/35		303	314,131
7.60%, 07/15/37		28	28,951
Carvana Co.
(9.00% Cash and 12.00% PIK), 9.00%, 12/01/28(b)(e)		205	212,616
(9.00% Cash and 13.00% PIK), 9.00%, 06/01/30(b)(e)		239	253,478
(9.00% Cash and 14.00% PIK), 9.00%, 06/01/31(b)(e)		422	479,606
Foot Locker, Inc., 4.00%, 10/01/29(b)		100	85,844
Gap, Inc. (The), 3.63%, 10/01/29(b)		69	63,045
Home Depot, Inc. (The)
1.50%, 09/15/28		1,050	954,316
1.88%, 09/15/31		1,420	1,198,233
3.35%, 04/15/50		940	678,135
Lowe’s Cos., Inc., 1.70%, 09/15/28		1,150	1,044,759
Upbound Group, Inc., 6.38%, 02/15/29(b)		55	53,787
Victoria’s Secret & Co., 4.63%, 07/15/29(b)		254	231,133
Wayfair LLC, 7.25%, 10/31/29(b)		113	114,765
			5,897,554
Technology Hardware, Storage & Peripherals — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31		226	204,249
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		35	36,495
Xerox Holdings Corp., 5.50%, 08/15/28(b)		184	149,047
			389,791
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.
3.05%, 03/15/32		505	440,560
5.50%, 03/11/35		235	234,668

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp., 6.45%, 11/01/37	USD	90	$ 89,132
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)		199	171,804
			936,164
Trading Companies & Distributors — 0.0%
Fortress Transportation & Infrastructure Investors LLC
7.88%, 12/01/30(b)		178	187,485
7.00%, 06/15/32(b)		48	49,118
			236,603
Wireless Telecommunication Services — 0.0%
Millicom International Cellular SA, 7.38%, 04/02/32(b)		58	59,000
T-Mobile U.S.A., Inc., 5.50%, 01/15/55		320	310,167
Zegona Finance PLC, 8.63%, 07/15/29(b)		128	136,000
			505,167
Total Corporate Bonds — 19.8% (Cost: $321,963,510)			323,175,222
Foreign Government Obligations
Chile — 0.1%
Chile Government International Bond, 3.25%, 09/21/71		1,110	680,430
Mexico — 0.0%
Mexico Government International Bond, 3.77%, 05/24/61		870	518,955
Total Foreign Government Obligations — 0.1% (Cost: $1,270,297)			1,199,385

	Shares
Investment Companies(h)
Equity Funds — 1.4%
iShares MSCI India ETF	79,229	3,810,915
iShares Russell 1000 Value ETF	96,217	18,701,698
		22,512,613
Total Investment Companies — 1.4% (Cost: $18,780,073)		22,512,613
Preferred Securities
Preferred Stocks — 0.1%
Banks — 0.0%
Bancolombia SA	24,294	252,542
Chemicals — 0.0%
Braskem SA, Series A(a)	179,017	333,549
Electric Utilities — 0.1%
Cia Energetica de Minas Gerais	131,325	247,364
Cia Paranaense de Energia - Copel, Class B	138,962	230,831
		478,195
Machinery — 0.0%
Marcopolo SA	364,813	458,521
Metals & Mining — 0.0%
Gerdau SA	96,697	275,261
Security	Shares	Value
Passenger Airlines — 0.0%
Azul SA(a)	149,219	$ 97,069
Total Preferred Securities — 0.1% (Cost: $2,496,294)		1,895,137
Rights
Passenger Airlines — 0.0%
Azul SA, Expires 03/25/25(a)	22,552	268
Azul SA, Expires 03/27/25(a)(i)	321,259	1
		269
Total Rights — 0.0% (Cost: $ —)		269

		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.7%
Fannie Mae Mortgage-Backed Securities
1.50%, 02/01/37 - 04/01/52	USD	2,089	1,631,313
2.00%, 04/01/37 - 01/01/52		24,457	20,072,027
2.50%, 06/01/37 - 07/01/51		6,653	5,638,004
3.00%, 09/01/34 - 04/01/52		1,772	1,613,381
4.00%, 11/01/37 - 08/01/52		1,066	1,012,048
4.50%, 09/01/52 - 08/01/53		177	172,090
5.00%, 04/01/53 - 01/01/55		1,548	1,525,921
5.50%, 02/01/53 - 05/01/54		1,504	1,515,050
6.00%, 07/01/53 - 08/01/54		2,591	2,641,670
6.50%, 11/01/53 - 02/01/54		1,434	1,499,834
Freddie Mac Mortgage-Backed Securities
1.50%, 03/01/37		149	130,595
2.00%, 05/01/36 - 04/01/37		833	752,062
2.50%, 05/01/37 - 07/01/51		3,868	3,277,645
3.00%, 07/01/38 - 07/01/50		473	444,821
4.00%, 02/01/38 - 02/01/53		1,008	956,756
4.50%, 08/01/52 - 08/01/53		58	55,939
5.00%, 04/01/53		267	263,032
5.50%, 01/01/53 - 11/01/54		1,902	1,914,912
6.00%, 08/01/53 - 05/01/54		1,415	1,451,907
6.50%, 10/01/53 - 04/01/54		872	903,953
Ginnie Mae Mortgage-Backed Securities
2.00%, 10/20/51 - 03/01/55(j)		4,999	4,107,011
2.50%, 07/20/51 - 03/01/55(j)		12,728	10,913,942
3.00%, 11/20/46 - 03/01/55(j)		11,816	10,520,680
3.50%, 03/20/50 - 03/01/55(j)		7,090	6,523,883
4.00%, 01/20/50 - 03/01/55(j)		5,258	4,967,731
4.50%, 03/20/49 - 03/01/55(j)		4,527	4,382,029
5.00%, 04/20/53 - 03/01/55(j)		3,117	3,080,240
5.50%, 12/20/52 - 03/01/55(j)		2,959	2,968,270
6.00%, 09/20/53 - 03/01/55(j)		1,991	2,019,110
6.50%, 07/20/54 - 03/01/55(j)		1,127	1,149,692
Uniform Mortgage-Backed Securities
1.50%, 03/01/40 - 03/01/55(j)		2,189	1,767,952
2.00%, 03/01/40 - 03/01/55(j)		5,611	4,553,232
2.50%, 03/01/40 - 03/01/55(j)		2,125	1,942,945
3.00%, 03/01/40 - 03/01/55(j)		3,050	2,803,070
3.50%, 03/01/40 - 03/01/55(j)		4,100	3,759,335
4.00%, 03/01/40 - 03/01/55(j)		1,550	1,475,991
4.50%, 03/01/55(j)		2,125	2,047,629
5.00%, 03/01/55(j)		3,500	3,442,877
5.50%, 03/01/55(j)		2,825	2,828,522

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
6.00%, 03/01/55(j)	USD	1,600	$ 1,626,140
6.50%, 03/01/55(j)		1,425	1,467,884
			125,821,125
Total U.S. Government Sponsored Agency Securities — 7.7% (Cost: $130,998,116)			125,821,125
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40		23,000	14,647,227
2.25%, 05/15/41 - 02/15/52		46,000	31,216,093
2.38%, 02/15/42		10,000	7,478,516
4.38%, 08/15/43		9,100	8,943,594
4.13%, 08/15/44		1,000	945,781
3.00%, 02/15/47		5,000	3,898,633
3.38%, 11/15/48		2,600	2,136,773
U.S. Treasury Inflation Indexed Notes, 2.13%, 04/15/29		7,767	7,975,465
U.S. Treasury Notes
0.25%, 09/30/25		35,630	34,822,201
2.50%, 03/31/27		12,000	11,649,844
1.88%, 02/28/29 - 02/15/32		33,000	29,469,258
2.38%, 05/15/29		16,000	15,001,250
0.63%, 08/15/30		5,000	4,168,164
3.88%, 08/15/34		9,000	8,777,812
Total U.S. Treasury Obligations — 11.1% (Cost: $206,086,255)			181,130,611
Total Long-Term Investments — 96.6% (Cost: $1,339,389,172)			1,576,960,126

	Shares
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(h)(k)(l)	132,846	132,913
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(h)(k)	54,240,522	54,240,522
		54,373,435

Par (000)
U.S. Treasury Obligations(m) — 1.3%
U.S. Treasury Bills
4.25%, 03/18/25	USD	200	199,644
Security		Par (000)	Value
U.S. Treasury Obligations(m) (continued)
U.S. Treasury Bills
4.26%, 03/20/25	USD	200	$ 199,601
4.27%, 06/03/25		600	593,560
4.26%, 07/31/25		13,500	13,265,259
4.30%, 08/21/25		7,400	7,254,186
Total U.S. Treasury Obligations — 1.3% (Cost: $21,504,489)			21,512,250
Total Short-Term Securities — 4.6% (Cost: $75,877,924)			75,885,685
Total Investments Before TBA Sale Commitments — 101.2% (Cost: $1,415,267,096)			1,652,845,811
TBA Sale Commitments(j)
Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities
4.50%, 03/01/55		(275)	(265,041)
5.00%, 03/01/55		(425)	(418,064)
Total TBA Sale Commitments — (0.0)% (Proceeds: $(679,734))			(683,105)
Total Investments Net of TBA Sale Commitments — 101.2% (Cost: $1,414,587,362)			1,652,162,706
Liabilities in Excess of Other Assets — (1.2)%			(18,911,454)
Net Assets — 100.0%			$ 1,633,251,252

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $105,590, representing less than 0.05% of its net assets as of period end, and an original cost of $0.

(d)	All or a portion of this security is on loan.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	When-issued security.
(g)	Perpetual security with no stated maturity date.
(h)	Affiliate of the Fund.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Represents or includes a TBA transaction.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)	Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares/ Investment Value Held at 02/28/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 138,218 (a)	$ —	$ (5,305)	$ —	$ 132,913	132,846	$ 2,120 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	53,822,394	418,128 (a)	—	—	—	54,240,522	54,240,522	1,801,252	—
iShares MSCI India ETF	4,434,499	947,943	(1,143,868)	900	(428,559)	3,810,915	79,229	35,773	—
iShares Russell 1000 Value ETF	34,091,607	—	(18,166,226)	2,951,769	(175,452)	18,701,698	96,217	425,527	—
				$ 2,947,364	$ (604,011)	$ 76,886,048		$ 2,264,672	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	349	03/06/25	$ 48,219	$ 568,428
TOPIX Index	90	03/13/25	15,999	(404,341)
S&P 500 E-Mini Index	11	03/21/25	3,280	(119,156)
U.S. Treasury Bonds (30 Year)	23	06/18/25	2,716	11,634
U.S. Ultra Treasury Notes (10 Year)	17	06/18/25	1,942	12,456
U.S. Treasury Notes (2 Year)	44	06/30/25	9,107	3,761
U.S. Treasury Notes (5 Year)	290	06/30/25	31,302	134,670
				207,452
Short Contracts
S&P/Toronto Stock Exchange 60 Index	15	03/20/25	3,175	(4,636)
Mini MSCI EAFE Index	164	03/21/25	19,923	(366,830)
Mini MSCI Emerging Markets Index	199	03/21/25	10,910	190,182
NASDAQ 100 E-Mini Index	149	03/21/25	62,340	1,516,581
U.S. Treasury Notes (10 Year)	610	06/18/25	67,767	(518,373)
U.S. Ultra Treasury Bonds	597	06/18/25	74,103	(1,769,705)
				(952,781)
				$ (745,329)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,528,639,483	EUR	15,650,611	Barclays Bank PLC	03/19/25	$583,345
JPY	2,494,909,972	EUR	15,893,979	Citibank N.A.	03/19/25	106,093
JPY	2,375,671,673	EUR	15,206,250	Citibank N.A.	03/19/25	26,380
JPY	2,528,639,482	EUR	15,657,143	HSBC Bank PLC	03/19/25	576,563
JPY	2,494,430,092	USD	16,106,096	Barclays Bank PLC	03/19/25	500,310

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,282,398	AUD	26,061,678	Barclays Bank PLC	03/19/25	$108,779
USD	445,079	EUR	419,200	Barclays Bank PLC	03/19/25	9,803
USD	451,785	GBP	353,700	HSBC Bank PLC	03/19/25	6,884
USD	646,963	JPY	96,699,400	Royal Bank of Canada	03/19/25	3,197
						$1,921,354
AUD	73,289,001	USD	47,388,668	Goldman Sachs International	03/19/25	(1,906,241)
AUD	26,109,636	USD	16,429,462	HSBC Bank PLC	03/19/25	(226,081)
AUD	26,109,636	USD	16,411,656	Morgan Stanley & Co. International PLC	03/19/25	(208,274)
CAD	20,503,680	USD	14,567,963	BNP Paribas S.A.	03/19/25	(383,915)
						$(2,724,511)
						$(803,157)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.N.A.HY.43.V1	5.00%	Quarterly	12/20/29	B+	USD	16,070	$1,388,297	$1,338,127	$50,170

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 1000 Value Index	Quarterly	SOFR plus 0.60%, 4.39%	Quarterly	Goldman Sachs International	03/18/25	USD	2,649	$ (127,863)	$ —	$ (127,863)
SOFR plus 0.34%, 4.39%	Quarterly	MSCI ACWI ESG Universal Index	Quarterly	BNP Paribas S.A.	04/03/25	USD	137,296	2,071,102	—	2,071,102
								$ 1,943,239	$ —	$ 1,943,239
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 8,759,346	$ 5,750,656	$ —	$ 14,510,002
Air Freight & Logistics	—	628,621	—	628,621
Automobile Components	5,449,852	244,592	—	5,694,444
Automobiles	7,011,012	4,565,118	—	11,576,130
Banks	29,984,843	36,849,455	—	66,834,298
Beverages	1,486,714	3,481,052	—	4,967,766
Biotechnology	11,386,783	2,657,401	—	14,044,184
Broadline Retail	29,221,854	6,550,348	—	35,772,202
Building Products	5,721,415	1,473,904	—	7,195,319
Capital Markets	34,454,189	5,271,394	—	39,725,583
Chemicals	8,117,228	5,965,334	—	14,082,562
Commercial Services & Supplies	686,440	—	—	686,440
Communications Equipment	4,550,114	3,378,320	—	7,928,434
Construction & Engineering	9,851,338	4,478,545	—	14,329,883
Construction Materials	18,112	—	—	18,112
Consumer Finance	9,053,178	—	—	9,053,178
Consumer Staples Distribution & Retail	18,128,833	4,492,747	—	22,621,580
Containers & Packaging	2,677,069	—	—	2,677,069
Diversified REITs	—	53,813	—	53,813
Diversified Telecommunication Services	4,532,954	7,681,999	—	12,214,953
Electric Utilities	1,569,295	3,395,344	—	4,964,639
Electrical Equipment	6,268,712	13,843,753	—	20,112,465
Electronic Equipment, Instruments & Components	7,138,366	3,192,723	—	10,331,089
Energy Equipment & Services	3,625,118	—	—	3,625,118
Entertainment	3,416,789	356,000	—	3,772,789
Financial Services	13,864,780	809,893	—	14,674,673
Food Products	6,125,048	6,413,342	—	12,538,390
Gas Utilities	32,111	164,989	—	197,100
Ground Transportation	428,240	—	—	428,240
Health Care Equipment & Supplies	13,870,109	710,097	—	14,580,206
Health Care Providers & Services	17,825,187	—	—	17,825,187
Health Care Technology	—	116,376	—	116,376
Hotel & Resort REITs	157	—	—	157
Hotels, Restaurants & Leisure	12,767,742	4,181,042	—	16,948,784
Household Durables	1,870,149	5,208,582	—	7,078,731
Household Products	10,425,522	810,685	—	11,236,207
Independent Power and Renewable Electricity Producers	951,479	—	—	951,479
Industrial Conglomerates	3,533,323	2,841,570	—	6,374,893
Industrial REITs	4,540,801	—	—	4,540,801
Insurance	16,859,335	15,469,288	—	32,328,623
Interactive Media & Services	40,775,017	13,007,222	—	53,782,239
IT Services	11,901,640	206,402	—	12,108,042
Life Sciences Tools & Services	3,550,070	—	—	3,550,070
Machinery	1,597,611	4,874,229	—	6,471,840
Marine Transportation	—	3,640,708	—	3,640,708
Media	6,550,416	3,002,141	—	9,552,557
Metals & Mining	11,349,333	1,710,285	—	13,059,618
Multi-Utilities	1,781,574	5,006,825	—	6,788,399
Oil, Gas & Consumable Fuels	22,111,436	12,391,778	—	34,503,214
Passenger Airlines	4,007,488	1,492,157	—	5,499,645
Personal Care Products	379,897	—	—	379,897
Pharmaceuticals	25,784,897	22,338,524	—	48,123,421
Professional Services	8,465,916	5,762,526	—	14,228,442
Real Estate Management & Development	2,147,486	3,917,029	—	6,064,515

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Retail REITs	$ 3,806,178	$ 76,473	$ —	$ 3,882,651
Semiconductors & Semiconductor Equipment	61,234,836	19,757,625	—	80,992,461
Software	69,531,488	3,958,624	—	73,490,112
Specialized REITs	18,386	—	—	18,386
Specialty Retail	8,350,738	1,229,835	—	9,580,573
Technology Hardware, Storage & Peripherals	54,199,421	2,907,335	—	57,106,756
Textiles, Apparel & Luxury Goods	28,869	5,862,194	—	5,891,063
Trading Companies & Distributors	529,932	654,682	—	1,184,614
Transportation Infrastructure	155,357	—	—	155,357
Water Utilities	27,953	539,708	—	567,661
Wireless Telecommunication Services	—	3,363,003	—	3,363,003
Corporate Bonds	—	323,175,222	—	323,175,222
Foreign Government Obligations	—	1,199,385	—	1,199,385
Investment Companies	22,512,613	—	—	22,512,613
Preferred Securities	1,895,137	—	—	1,895,137
Rights	268	—	1	269
U.S. Government Sponsored Agency Securities	—	125,821,125	—	125,821,125
U.S. Treasury Obligations	—	181,130,611	—	181,130,611
Short-Term Securities
Money Market Funds	54,373,435	—	—	54,373,435
U.S. Treasury Obligations	—	21,512,250	—	21,512,250
Liabilities
TBA Sale Commitments	—	(683,105)	—	(683,105)
	$ 733,270,929	$ 918,891,776	$ 1	$ 1,652,162,706
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 50,170	$ —	$ 50,170
Equity Contracts	1,706,763	2,071,102	—	3,777,865
Foreign Currency Exchange Contracts	—	1,921,354	—	1,921,354
Interest Rate Contracts	730,949	—	—	730,949
Liabilities
Equity Contracts	(894,963)	(127,863)	—	(1,022,826)
Foreign Currency Exchange Contracts	—	(2,724,511)	—	(2,724,511)
Interest Rate Contracts	(2,288,078)	—	—	(2,288,078)
	$ (745,329)	$ 1,190,252	$ —	$ 444,923

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Sustainable Balanced Fund, Inc.

Portfolio Abbreviation
ADR	American Depositary Receipt
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
LP	Limited Partnership
MTN	Medium-Term Note
NVS	Non-Voting Shares
OTC	Over-the-Counter
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced
TOPIX	Tokyo Stock Price Index